Earnings Per Share - Summary of Adjusted Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Adjusted net profit attributable to RELX PLC shareholders	£ 1,689	£ 1,543	£ 1,808	£ 1,674	£ 1,620
Weighted average number of shares, Basic	1,928.0	1,926.2	1,943.5
Adjusted EPS	£ 0.876	£ 0.801	£ 0.930